24. EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits Tables Abstract
Summary of employee benefits and expenses
	From January 1	From January 1	From January 1
	to December 31,	to December 31,	to December 31,
	2018	2017	2016
Employee benefits and expenses	ThCh$	ThCh$	ThCh$
Employee benefits	107,725,309	105,363,612	105,530,543
Salaries and wages	75,209,386	72,696,365	73,352,423
Social security	6,060,198	7,258,886	7,462,819
Profit-sharing and bonuses, current	16,267,614	15,410,012	16,247,241
Other personnel expenses	6,448,147	6,118,720	6,137,448
Termination benefits	3,739,964	3,879,629	2,330,612

Provision for current employee benefits
	As of December 31,	As of December 31,
	2018	2017
Description	ThCh$	ThCh$
Employee profit sharing	10,496,655	9,390,510
Vacations	4,929,506	4,943,744
Other	790,606	740,699
Total	16,216,767	15,074,953

Balances of provisions due to benefits to employees, non-current
	As of December 31,	As of December 31,
	2018	2017
Description	ThCh$	ThCh$
Severance indemnity payment obligations and seniority bonus	2,867,500	2,829,938
Total	2,867,500	2,829,938

Changes in obligations for employment termination

Non-current employee benefits	ThCh$
Balance as of December 31, 2015	2.617.506
Cost of services, current period	344,171
Interest cost	129,303
Actuarial gain	(52,739)
Benefits paid	(178,598)
Balance as of December 31, 2016	2,859,643
Cost of services, current period	412,499
Interest cost	48,246
Actuarial gain	(109,380)
Benefits paid	(381,070)
Balance as of December 31, 2017	2,829,938
Cost of services, current period	496,566
Interest cost	61,193
Benefits paid	(520,197)
Balance as of December 31, 2018	2,867,500

	As of December 31,	As of December 31,
	2018	2017
Composition per type of provision	ThCh$	ThCh$
Provision of severance indemnity payments	2,510,971	2,477,899
Provision for seniority bonus	356,529	352,039
Balance as of December 31, 2018	2,867,500	2,829,938

Actuarial assumptions used for the calculation of severance indemnity obligations

	As of December 31,	As of December 31,	As of December 31,
Actuarial assumptions	2018	2017	2016
Retirement rate	0.71%	0.71%	0.70%
Mortality rate	RV-2014 Women CB- 2014 Men	RV-2014 Women CB-2014 Men	RV-2009
Salary increase rate	1.61%	1.61%	4.84%
Future permanence	8.51	8.51	8.37
Discount rate	1.71%	1.71%	4.29%

Expense recognized for employment termination benefits

	From January 1	From January 1	From January 1
	to December 31, 2018	to December 31, 2017	to December 31, 2016
Expense recognized for employment termination benefits	ThCh$	ThCh$	ThCh$
Cost of services, current period	496,566	412,499	344,170
Interest cost	61,193	48,246	129,303
Unaccrued benefits paid	3,566,423	2,320,194	1,539,411
Total expense recognized in the Consolidated Statement of Income by Function	4,124,182	2,780,939	2,012,884